Related Party Transactions and Balances - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Loan to related parties	¥ (4,300,000)	$ (625,409)	¥ (3,500,000)	¥ (150,000,000)
Yan Zhang
Related Party Transaction [Line Items]
Loan to related parties				(150,000,000)
Interest income from related party			3,515,358	4,595,116
(Repayment to)/Advance from related party			128,110,474	30,000,000
Ze Xin
Related Party Transaction [Line Items]
Loan to related parties	(4,300,000)	(625,409)	(3,500,000)
Interest income from related party	263,366	38,305	75,460
(Repayment to)/Advance from related party			367,488	579,167
Franchise revenue from related parties	44,763	6,511	232,766	152,284
GTI
Related Party Transaction [Line Items]
(Repayment to)/Advance from related party	1,717,539	249,806	9,730,276	17,309,623
JYH
Related Party Transaction [Line Items]
(Repayment to)/Advance from related party				(14,200,539)
TB
Related Party Transaction [Line Items]
Franchise revenue from related parties	389,583	56,662	400,639	540,827
Advance from/(Repayment to) related party			294,193	224,516
Bayshore
Related Party Transaction [Line Items]
(Repayment to)/Advance from related party			8,671,250
Rongcheng
Related Party Transaction [Line Items]
(Repayment to)/Advance from related party			141,380	(141,380)
Napa
Related Party Transaction [Line Items]
Advance to Napa			4,035,262	(434,826)
Shiquanmeiwei
Related Party Transaction [Line Items]
Advance to Napa	3,600				$ 524
Steigenberger
Related Party Transaction [Line Items]
Loan to related parties			(225,000)
JYHM
Related Party Transaction [Line Items]
Advance from/(Repayment to) related party	¥ (221,028)	$ (32,147)
519
Related Party Transaction [Line Items]
Advance from/(Repayment to) related party			¥ (4,100)	¥ 4,100